Troubled Debt Restructurings of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 3,328	¥ 21,397
Post-modification Outstanding Recorded Investment	2,986	20,423
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	176	1,468
Post-modification Outstanding Recorded Investment	112	1,359
Corporate loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	3,152	19,929
Post-modification Outstanding Recorded Investment	2,874	19,064
Corporate Non-recourse loans | U.S.
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	922	5,171
Post-modification Outstanding Recorded Investment	920	5,035
Corporate Non-recourse loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment		943
Post-modification Outstanding Recorded Investment		943
Other Real estate companies
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,139	4,601
Post-modification Outstanding Recorded Investment	1,050	4,395
All other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,091	9,214
Post-modification Outstanding Recorded Investment	¥ 904	¥ 8,691